Income tax benefit/(expense) (Tables)	9 Months Ended
Mar. 31, 2023
Major components of tax expense (income) [abstract]
Summary of Income Tax Expense/(Benefit)

	Three Months Ended March 31,		Nine Months Ended March 31,
(in U.S. dollars, in thousands)	2023	2022	2023	2022
Income tax (benefit)/expense
Current tax
Current tax	—	—	—	—
Total current tax (benefit)/expense	—	—	—	—

Deferred tax
(Increase)/decrease in deferred tax assets	15	(127)	15	(314)
(Decrease)/increase in deferred tax liabilities	(61)	82	(187)	127
Total deferred tax (benefit)/expense	(46)	(45)	(172)	(187)
Income tax (benefit)/expense	(46)	(45)	(172)	(187)

Summary of Deferred Tax Assets Not Brought to Account

(in U.S. dollars, in thousands)	As of March 31, 2023	As of June 30, 2022
Deferred tax assets not brought to account
Unused tax losses
Potential tax benefit at local tax rates	121,389	111,283
Other temporary differences
Potential tax benefit at local tax rates	12,638	11,046
Other tax credits
Potential tax benefit at local tax rates	3,220	3,220
	137,247	125,549